Trade Payables and Other Liabilities	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade Payables and Other Liabilities	Trade Payables and Other Liabilities

	June 30, 2026	December 31, 2025
Current:
Trade payables	$420	$491
Accrued expenses	518	452
Contract liabilities(1)	485	718
Advances and deposits	154	44
Payables for property, plant and equipment and intangible assets	222	335
Other(2)	251	173
Total	$2,050	$2,213
Non-current:
Payables for intangible assets	172	150
Contract liabilities(1)	469	512
Other(2)	281	200
Total	$922	$862
(1)Contract liabilities comprise contractual obligations for payments received in advance of the satisfaction of performance obligations for wafers, as well as NRE services.
(2)Other includes other financial liabilities due to related parties, deferred tax liabilities, current portion of deferred income from government grants and non-current advances and deposits.
The following table presents the activities in contract liabilities as of June 30, 2026 and December 31, 2025

	June 30, 2026	December 31, 2025
Beginning contract liabilities balance	$1,230	$1,584
Cash receipts in advance of satisfaction of performance obligations	99	782
Released to the consolidated statements of operations	(397)	(1,124)
Other(1)	22	(12)
Ending contract liabilities balance	$954	$1,230

Current	$485	$718
Non-current	469	512
Total	$954	$1,230
(1)Includes $21 million related to contract liabilities from the acquisition of Synopsys' ARC Processor IP Solutions business and $15 million related to the unbilled accounts receivable balance applied against the related contract liabilities for a certain customer's non-recurring engineering arrangement as of June 30, 2026 and December 31, 2025, respectively.